NET INCOME PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2018
NET INCOME PER COMMON SHARE [Abstract]
Summary of Net Income per Common Share

	Year ended December 31
	2018	2017
Numerator:
Net income (loss) applicable to controlling interests	$(435.1)	$91.6
Less: Preferred share dividends	(66.6)	(61.3)
Net income (loss) applicable to common shares	$(501.7)	$30.3
Denominator:
(millions)
Weighted average number of common shares outstanding	222.6	171.0
Dilutive equity instruments(a)	0.1	0.3
Weighted average number of common shares outstanding - diluted	222.7	171.3
Basic net income (loss) per common share	$(2.25)	$0.18
Diluted net income (loss) per common share	$(2.25)	$0.18
(a)	Includes all options that have a strike price lower than the share price of AltaGas' common shares as at December 31, 2018 and 2017.